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VIRGINIA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================







Dear Shareholder:


We are pleased to present the semi-annual report of Virginia Daily Municipal Income Fund, Inc. for the period October 1, 1998 through March 31, 1999.

The Fund had net assets of $3,162,196 and 2 active shareholders as of March 31, 1999.

We thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff


Steven W. Duff
President







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VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
MARCH 31, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Tax Exempt Investments (14.30%)
------------------------------------------------------------------------------------------------------------------------------------
 $  100,000   City of Chesapeake, VA
              GO Public Improvement Bonds - Series 1998 (b)                          08/01/99  3.55%  $   100,506
    100,000   Commonwealth of Puerto Rico TRAN                                       07/30/99  2.83       100,211    MIG-1    SP-1+
    100,000   County of Prince William, VA GO Public Improvement Bonds (b)           08/01/99  3.57       100,292
    150,000   Southeast Public Service Authority, VA (Regional Waste System)
              Insured by MBIA Insurance Corporation                                  07/01/99  3.61       151,111     Aaa      AAA
 ----------                                                                                           -----------
    450,000   Total Other Tax Exempt Investments                                                          452,120
 ----------                                                                                           -----------
Other Variable Rate Demand Instruments (75.90%) (c)
------------------------------------------------------------------------------------------------------------------------------------
 $  150,000   Capital Region Airport Community, VA (Richmond International Airport)
              Insured by AMBAC Indemnity Corp.                                       07/01/25  2.95%  $   150,000    VMIG-1    A1+
    150,000   City of Norfolk, VA IDA - Series 1998
              LOC Branch Bank & Trust Company                                        09/01/20  3.15       150,000              A1
    100,000   Fairfax, VA IDA (Fairfax Hospital System, Inc.)                        10/01/25  3.05       100,000    VMIG-1    A1+
    200,000   Hampton Roads Regional Jail Authority (Hampton Roads) - Series B
              LOC Wachovia Bank, N.A.                                                07/01/16  3.05       200,000    VMIG-1    A1+
    150,000   King George County, VA IDA (Birchwood Power Partners) - Series A
              LOC Credit Suisse First Boston                                         10/01/24  3.30       150,000              A1+
    200,000   Lynchburg, VA IDA (Aerofin Corporation Project)
              LOC PNC Bank, N.A.                                                     04/01/29  3.50       200,000      P1
    200,000   Peninsula Port Authority, VA
              (Dominion Terminal Association Project) - Series 1987D
              LOC Barclays Bank                                                      07/01/16  3.20       200,000      P1      A1+
    250,000   Peninsula Port Authority, VA
              (Dominion Terminal Association Project) - Series 1987C
              LOC National Westminster Bank PLC                                      07/01/16  3.10       250,000    VMIG-1
    200,000   Peninsula Port Authority, VA (Zeigler Coal Project) - Series 1997
              LOC Union Bank of Switzerland                                          05/01/22  3.50       200,000              A1+
    150,000   Petersburg, VA Hospital (Hospital Facilities - Southside)
              LOC First Union National Bank                                          07/01/17  3.20       150,000              A1
    145,000   Puerto Rico Ana Mendez University System Project
              (Industrial Tourist Education)
              LOC Banco Santander                                                    10/01/21  2.75       145,000              A1+
    255,000   Richmond, VA IDA RB (Virginia Union University Project)
              LOC NationsBank                                                        08/01/19  3.00       255,000              A1+
    100,000   Richmond, VA Redevelopment Housing - Series A
              LOC Merrill Lynch                                                      11/01/29  3.12       100,000              A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Variable Rate Demand Instruments (Continued) (c)
------------------------------------------------------------------------------------------------------------------------------------
 $  150,000   Virginia College Building Authority (University of Richmond Project)   11/01/26  3.05%  $   150,000    VMIG-1
 ----------                                                                                           -----------
  2,400,000   Total Other Variable Rate Demand Instruments                                              2,400,000
 ----------                                                                                           -----------
Put Bond (7.90%) (d)
------------------------------------------------------------------------------------------------------------------------------------
 $  250,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratory Project)                                            03/01/00  2.90%  $   250,000    Aa1      AAA
 ----------                                                                                           -----------
    250,000   Total Put Bond                                                                              250,000
 ----------                                                                                           -----------
Tax Exempt Commercial Paper (4.74%)
------------------------------------------------------------------------------------------------------------------------------------
 $  150,000   Puerto Rico Government Development Bank                                05/26/99  2.80%  $   150,000             A1+
 ----------                                                                                           -----------
    150,000   Total Tax Exempt Commercial Paper                                                           150,000
 ----------                                                                                           -----------
              Total Investments (102.84%) (Cost $3,252,120+)                                            3,252,120
              Liabilities in Excess of Cash and Other Assets (-2.84%)                                 (    89,924)
                                                                                                      -----------
              Net Assets (100.00%)                                                                    $ 3,162,196
                                                                                                      ===========
              Net asset value, offering and redemption price per share:
              Class A Shares, 3,162,196 shares outstanding (Note 3)                                   $      1.00
                                                                                                      ===========
              +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to the rated securities in which the Fund may invest.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  Maturity date indicated is the next put date.


KEY:
     COPS     =   Certificates of Participation                   LOC      =    Letter of Credit

     GO       =   General Obligation                              RB       =    Revenue Bond

     IDA      =   Industrial Development Authority                TRAN     =    Tax and Revenue Anticipation Note


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1999
(UNAUDITED)
================================================================================




 INVESTMENT INCOME

 Income:

    Interest.............................................................................   $        46,629
                                                                                             --------------

 Expenses: (Note 2)

    Investment management fee............................................................             6,257

    Administration fee...................................................................             3,285

    Shareholder servicing fee............................................................             3,911

    Custodian expenses...................................................................               247

    Shareholder servicing and related shareholder expenses...............................               471

    Legal, compliance and filing fees....................................................            29,575

    Audit and accounting.................................................................            23,950

    Directors' fees......................................................................             3,029

    Other................................................................................               489
                                                                                             --------------

      Total expenses.....................................................................            71,214

      Less:  Fees waived (Note 2)........................................................   (         9,542)

             Expense paid indirectly  (Note 2)...........................................   (         1,687)

             Expenses reimbursed (Note 2)................................................   (        48,253)
                                                                                             --------------

      Net expenses.......................................................................            11,732
                                                                                             --------------

 Net investment income...................................................................            34,897


 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.................................................           -0-
                                                                                             --------------

 Increase in net assets from operations..................................................   $        34,897
                                                                                             ==============






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                  Six Months                   July 14, 1998
                                                                    Ended                 (Commencement of Sales)
                                                                March 31, 1999                    through
                                                                  (Unaudited)               September 30, 1998
                                                                   ---------                ------------------

 INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income....................................    $      34,897                  $      17,931
    Net realized gain (loss) on investments..................         -0-                            -0-
                                                                  ------------                   ------------
 Increase in net assets from operations......................           34,897                         17,931
 Dividends to shareholders from net investment income:
    Class A..................................................    (      34,897)*                (      17,931)*
 Capital share transactions (Note 3)
    Class A..................................................           48,237                      3,013,959
                                                                  ------------                   ------------
        Total increase (decrease)............................           48,237                      3,013,959
 Net assets:
    Beginning of period......................................        3,113,959                        100,000
                                                                  ------------                   ------------
    End of period............................................    $   3,162,196                  $   3,113,959
                                                                  ============                   ============

 *  Designated as exempt-interest dividends for federal income tax purposes.









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies.
Virginia Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. As of March 31, 1999 there were no class B shares outstanding. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.


2. Investment Management Fees and Other Transactions with Affiliates.
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .40% of the Fund's average daily net assets.

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

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================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).
Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to its Class A shares. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, only with respect to its Class A shares a service fee equal to .25% of the Fund's average daily net assets.

For the period ended March 31, 1999 the Manager voluntarily waived investment management fees and administration fees of $6,257 and $3,285, respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses amounting to $48,253.

Included under the caption "Custodian expenses" and "Audit and accounting" are expense offsets of $1,687.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

3. Capital Stock.
At March 31, 1999, an 20,000,000,000 of shares of $.001 par stock were authorized and capital paid in amounted to $3,162,196. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                          July 14, 1998
                                                     Ended                        (Commencement of Sales)
                                                March 31, 1999                            through
                                                  (Unuadited)                       September 30, 1998
 Class A                                           ---------                        -----------------
 Sold......................................            12,415                           3,000,000
 Issued on reinvestment of dividends.......            35,822                              13,959
 Redeemed..................................            -0-                                 -0-
                                                  -----------                        ------------
 Net increase (decrease)...................            48,237                           3,013,959
                                                  ===========                        ============

4. Concentration of Credit Risk.
The Fund invests primarily in obligations of political subdivisions of the State of Virginia and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 62% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.




--------------------------------------------------------------------------------

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VIRGINIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

5. Financial Highlights.
                                                              Six Months                  July 14, 1998
Class A                                                         Ended               (Commencement of Sales)
-------                                                     March 31, 1999             September 30, 1998
                                                            --------------             ------------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...............         $     1.00                   $      1.00
                                                              ----------                   -----------
 Income from investment operations:
   Net investment income............................               0.011                         0.006
 Less distributions:
   Dividends from net investment income.............         (     0.011)                 (      0.006)
                                                              ----------                   -----------
 Net asset value, end of period.....................         $     1.00                   $      1.00
                                                              ==========                   ===========
 Total Return.......................................               2.25%*                        2.70%*
 Ratios/Supplemental Data
 Net assets, end of period (000)....................         $     3,162                  $      3,114
 Ratios to average net assets:
   Expenses (net of fees waived and expenses reimbursed)+          0.86%*                        1.05%*
   Net investment income...............................            2.23%*                        2.67%*
   Management and administration fees waived...........            0.61%*                        0.61%*
   Expenses reimbursed.................................           30.85%*                       10.13%*
   Expense offsets.....................................            0.11%*                        0.30%*


*    Annualized
+    Includes expense offsets








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VIRGINIA
DAILY
MUNICIPAL
INCOME
FUND, INC.










                               Semi-Annual Report
                                 March 31, 1999
                                   (Unaudited)











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

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-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------



Virginia Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





VA399A

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